TRANSITION PERIOD FINANCIAL INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Sep. 30, 2015
Transition Period Financial Information Details
General and administrative expenses	$ 1,106	$ 827	$ 7,516	$ 5,317
Other losses		19
Financial expenses. net	144	468
Equity Losses in Non- Consolidated Subsidiaries	38
Net Loss	$ 1,288	$ 1,314	$ 1,801	$ 7,462
Net loss per common share - basic and diluted (in dollars per share)	$ (0.007)	$ (0.026)	$ (0.008)	$ (0.088)
Weighted average number of common shares outstanding during the period - basic and diluted (in shares)	177,011,554	51,031,823	235,909,374	85,135,631